Note 7 - Property and Equipment	12 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2013 and 2014 consisted of the following:

	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014

Data communications equipment	¥6,746,069	¥8,656,572	$84,061
Office and other equipment	2,130,160	3,375,846	32,782
Land	-	532,997	5,176
Buildings	668,631	1,615,081	15,683
Leasehold improvements	2,666,584	3,641,072	35,357
Capitalized software	18,465,716	21,006,728	203,988
Assets under capital leases, primarily data communications equipment	21,864,989	22,868,800	222,070
Total	52,542,149	61,697,096	599,117
Less accumulated depreciation and amortization	(29,516,394)	(34,725,611)	(337,207)

Property and equipment—net	¥23,025,755	¥26,971,485	$261,910

Depreciation and amortization expenses for the property and equipment amounted to ¥6,522,033 thousand, ¥6,950,249 thousand and ¥8,359,907 thousand ($81,180 thousand) for the years ended March 31, 2012, 2013 and 2014, respectively.

The Company recorded losses on disposal of property and equipment of ¥62,368 thousand, ¥14,638 thousand and ¥83,487 thousand ($811 thousand) for the years ended March 31, 2012, 2013 and 2014, respectively, in “General and administrative” expenses in the Company’s consolidated statements of income.

Capitalized software included internal use software of ¥15,912,108 thousand and ¥17,410,834 thousand ($169,070 thousand) as of  March 31, 2013 and 2014, respectively, and software to be leased of ¥2,553,608 thousand and ¥3,595,894 thousand ($34,918 thousand) as of March 31, 2013 and 2014, respectively.

The unamortized balance of software to be leased was ¥1,952,450 thousand and ¥2,532,335 thousand ($24,591 thousand) as of March 31, 2013 and 2014, respectively. Amortization expense of software to be leased was ¥208,435 thousand, ¥349,537 thousand and ¥495,050 thousand ($4,807 thousand) for the years ended March 31, 2012, 2013 and 2014, respectively, and was included in cost of systems integration.

The estimated aggregate amortization expense of software to be leased for each of the next five years is as follows:

Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2015	¥619,166	$6,013
2016	677,298	6,577
2017	526,416	5,112
2018	523,848	5,087
2019	185,607	1,802